UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, DC  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    March 31, 1999

Check here if Amendment [  ]; Amendment Number:
This Amdendment (Check only on.):  [  ] is a restaement.
                                   [  ] adds new holdins entries.

Institutional Investment Manager Filing this Report:

Name:       Hutchens Investment Management, Inc.
Address:    175 Main Street
            P. O. Box 1549
            New London, NH  03257

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Reort on Behalf of Reporting Manager:

Name:     Julie Bretschger
Title:    Vice President, Operations
Phone:    603-526-4104
Signature, Place, and Date of Signing:

     Julie Bretschger       New London, NH       May 12, 1999

Report Type (Check only one.):

[x]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Mangers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                           FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   110

Form 13F Informatin TAble Value Total:    $151,798

                                              FORM 13F INFORMATION TABLE
                                           VALUE    SHARES/
  NAME OF ISSUER   TITLE OF CL CUSIP #    (x$1000)  PRN AMT  (A) SOLE(B) SHAR(C) SHAR Managers         VOTING AUTHORITY SHARES
                                                                  AS DEF I OTHER              (A)SOLE (B)SHARE (C)NONE
                                                                  INST. 5
3Com Corp          Common     885535104        643   27591   x                                 10200            17391
AT&T Corp          Common     001957109       3133   39258   x                                 21997            17261
Abbott Labs        Common     002824100       3021   64535   x                                 25700            38835
Albertsons Inc.    Common     013104104       2140   39320   x                                 22000            17320
AllTel Corp.       Common     020039103       3414   54732   x                                 28600            26132
Allstate           Common     020002101        233    6300   x                                  1000             5300
American General CoCommon     026351106       1763   25000   x                                 20000             5000
American Home Prod.Common     026609107        816   12505   x                                  5000             7505
American States WatCommon     029899101        374   15425   x                                                  15425
Ameritech          Common     030954101        256   44381   x                                 24000            20381
Amgen, Inc.        Common     031162100        365   48710   x                                 24800            23910
Anheuser-Busch     Common     035229103       3983   52322   x                                 21200            31122
BJ's Wholesale     Common     05548J106        563   21400   x                                                  21400
Becton Dickinson   Common     075887109        444   11590   x                                                  11590
Bell Atlantic      Common     077853109       2549   49314   x                                 25700            23614
Bellsouth          Common     079860102       2703   67466   x                                 42000            25466
Bergen Brunswig CorCommon     083739102        432   21600   x                                                  21600
Biogen, Inc.       Common     090597105        743    6500   x                                    50             6450
Biomet             Common     090613100        440   10500   x                                                  10500
Bristol Myers/SquibCommon     110122108        396   61725   x                                 22750            38975
Broadcom           Common     111320107       1307   21215   x                                  3200            18015
Carnival Corp. A   Common     143658102       3991   82175   x                                 34400            47775
Century Telephone  Common     156686107       3533   50289   x                                 29400            20889
Chase Manhattan BanCommon     16161A108       4009   49275   x                                 20500            28775
Chevron            Common     166751107       1118   12601   x                                  9500             3101
Cigna Corp         Common     125509109       2460   29350   x                                 20000             9350
Cincinnati Bell    Common     171870108        464   20700   x                                                  20700
Cisco Systems, Inc.Common     17275R102        968    8837   x                                   112             8725
Citigroup          Common     172967101       1683   26349   x                                 20000             6349
Citizens Utilities Common     177342201        292   37700   x                                                  37700
Coastal Corp.      Common     190441105       1794   54355   x                                 32000            22355
Coca Cola EnterprisCommon     191219104       1014   33525   x                                 25000             8525
Compaq Computer    Common     204493100       2577   81334   x                                 36200            45134
ConAgra            Common     205887102        827   32275   x                                 22500             9775
Conexant Systems   Common     207142100        511   18450   x                                                  18450
Conseco            Common     208464107        473   15315   x                                                  15315
Coors (Adolph) Cl BCommon     217016104        270    5000   x                                                   5000
Corning, Inc.      Common     219350105       3092   51525   x                                 28100            23425
Countrywide Credit Common     222372104        386   10300   x                                                  10300
DaimlerChrysler    Common     D1668R123       3439   40074   x                                 19936            20138
Dallas SemiconductoCommon     235204104        485   12550   x                                                  12550
Danaher Corp       Common     235851102        762   14586   x                                                  14586
Dell Computer      Common     247025109        135    3300   x                                                   3300
Dime Bancorp.      Common     25429Q102        466   20100   x                                                  20100
Dow Chemical       Common     260543103        839    9000   x                                  9000                0
DuPont, E.I.       Common     263534109        562    9673   x                                  1000             8673
Enron Corp.        Common     293562104       2670   41560   x                                 23000            18560
Equitable CompaniesCommon     29444G107        282    4030   x                                               #VALUE!
Exxon              Common     302290101       2725   38629   x                                 14900            23729
Federal Home Loan  Common     313400301       2928   51100   x                                 39100            12000
Federal Nat'l Mtg. Common     313586109       3544   51179   x                                 31000            20179
Federated Dept.    Common     31410H101        216    5385   x                                                   5385
Fleet Financial    Common     338915101       3467   92135   x                                 55500            36635
Ford Motor         Common     345370100       3138   55358   x                                 28100            27258
Frontier Corp.     Common     35906P105        518    1000   x                                                   1000
Gartner Group, Inc.Common     366651107        248   11000   x                                                  11000
General Mills      Common     370334104       2435   32225   x                                 16050            16175
Golden West Fincl  Common     381317106        506    5300   x                                                   5300
Great Lakes ChemicaCommon     390568103        436   11875   x                                                  11875
Halliburton        Common     406216101       1583   41125   x                                 32000             9125
Hannaford Bro.     Common     410550107        363    8000   x                                                   8000
Hartford Financial Common     416515104       1136   20000   x                                 20000                0
Hawaiian Electric  Common     419870100        369   10550   x                                                  10550
Heinz Co           Common     423074103       1545   32625   x                                 13500            19125
Home Depot         Common     437076102        243    3902   x                                                   3902
Ingersoll-Rand     Common     456866102       2461   49600   x                                 30000            19600
Int'l Business CorpCommon     459200101        318    1795   x                                                   1795
Intel Corp.        Common     458140100       3774   31746   x                                 13525            18221
J.P. Morgan        Common     616880100       2167   17571   x                                 14200             3371
Johnson & Johnson  Common     478160104       2259   24164   x                                 14000            10164
K-mart             Common     482584109        804   47810   x                                 28000            19810
Keebler Foods      Common     487256109        256    7000   x                                                   7000
Knight Ridder      Common     499040103        403    8050   x                                                   8050
Lehman Br Holdings Common     524908100        310    5200   x                                                   5200
Level 3Comm        Common     52729N100       1062   14590   x                                  1200            13390
Lucent Tech        Common     549643107        433    4011   x                                                   4011
MCI Worldcom       Common     55268B106       2154   24324   x                                 15800             8524
McDonalds Corp     Common     580135101       3670   80990   x                                 40200            40790
Merck              Common     589331107       1201   14998   x                                  2340            12658
Microsoft Corp.    Common     594918104        296    3300   x                                                   3300
Minnesota Mining   Common     604059105       1041   14708   x                                 13000             1708
Mobil              Common     607059102       1633   18555   x                                 10000             8555
Morgan St. Dean WitCommon     617446448        382    3820   x                                   600             3220
Network Associates Common     640938106        326   10650   x                                                  10650
Nextlink           Common     6533H707         426    7600   x                                                   7600
Nortel Networks    Common     665815106       3434   55270   x                                 25500            29770
Oracle             Common     68389X105       1568   59437   x                                  9550            49887
PPG Industries     Common     693506107       1628   31765   x                                 14000            17765
Qualcomm, Inc.     Common     747525103       3356   26985   x                                  5600            21385
Qwest Comm.        Common     749121109       1246   17284   x                                   600            16684
Reliastar          Common     75952U103        365    8560   x                                                   8560
Royal Caribbean    Common     V7780T103        425   10900   x                                                  10900
SBC Comm           Common     78387G103        584   12377   x                                  1200            11177
Sabre Group HoldingCommon     785905100        322    7100   x                                                   7100
Sara Lee Corp.     Common     803111103       2380   96175   x                                 42500            53675
Seagate            Common     811804103       2751   93070   x                                 46156            46914
Sherwin Williams   Common     824348106        488   17350   x                                                  17350
Sun Microsystems   Common     866810104       6355   50814   x                                 16294            34520
Supervalu          Common     868536103        330   16000   x                                                  16000
Synopsys Inc.      Common     871607107        588   10950   x                                                  10950
Tecumseh Products  Common     878895200        254    5000   x                                 10800            -5800
Telebras-Spons ADR Common     87928R106        403    5000   x                                                   5000
Tellabs            Common     879664100        252    2585   x                                                   2585
Texaco             Common     881694103        411    7250   x                                  3000             4250
Textron            Common     883203101       2440   31535   x                                 14500            17035
Tosco, Corp        Common     894190107        201    8100   x                                                   8100
Unionbancal Corp.  Common     908906100        536   15750   x                                                  15750
Uniphase           Common     909149106       1154   10025   x                                   400             9625
Wave Systems Corp. Common     943526103        316   11500   x                                                  11500
Williams Co.       Common     969457100        415   10500   x                                 10000              500
COLUMN TOTALS                               151798